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                         Morgan, Lewis & Bockius, LLP
                             1800 M Street, N.W.
                            Washington, D.C. 20036


December 5, 2000


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Strong Equity Funds, Inc.
     (File Nos. 33-70764 and 811-8100)
     ---------------------------------

Ladies and Gentlemen:

On behalf of our client, Strong Equity Funds, Inc. (the "Corporation"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectuses and Statement of Additional Information dated November 30, 2000 do not differ from those contained in the Fund's Post-Effective Amendment No. 37 which was filed via EDGAR on November 29, 2000.

Please contact me at (202) 467-7654 if you have any questions or comments concerning this filing.

Sincerely,

/s/ W. John McGuire

W. John McGuire